Quarterly Report
November 30, 2019
MFS®  Global Real
Estate Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.9%
Business Services – 2.1%
Equinix, Inc., REIT	65,095	$36,899,101
Construction – 8.6%
American Homes 4 Rent, “A”, REIT	1,667,402	$44,536,307
AvalonBay Communities, Inc., REIT	262,570	56,297,634
Mid-America Apartment Communities, Inc., REIT	362,361	49,320,956
Toll Brothers, Inc.	122,999	4,940,870
		$155,095,767
Real Estate – 83.4%
Advance Residence Investment Corp., REIT	11,850	$38,271,207
Alexandria Real Estate Equities, Inc., REIT	311,324	50,596,377
Ascendas India Trust, REIT	28,365,400	32,146,209
Atrium European Real Estate Ltd.	2,318,322	9,092,581
Big Yellow Group PLC, REIT	1,844,414	26,359,472
Boardwalk REIT	1,031,960	37,703,093
Brixmor Property Group, Inc., REIT	1,784,183	39,144,975
Central Pattana PLC, “A”	5,487,900	11,305,428
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	7,850,999	13,237,231
Daito Trust Construction Co. Ltd.	271,300	33,176,653
Daiwa House Industry Co. Ltd.	1,376,500	42,116,838
Deutsche Wohnen SE	934,357	36,491,565
Embassy Office Parks, REIT	3,073,600	19,030,934
Entra ASA	1,595,188	24,239,032
Equity Lifestyle Properties, Inc., REIT	642,068	47,564,397
ESR Cayman Ltd. (a)	6,138,000	12,733,838
Extra Space Storage, Inc., REIT	204,887	21,728,266
Farmland Partners, Inc., REIT	852,078	5,683,360
Fortune REIT	19,568,000	22,722,532
Goodman Group, REIT	4,771,276	47,828,458
Grainger PLC	4,954,913	18,174,325
Hang Lung Properties Ltd.	14,199,256	29,094,866
Industrial Logistics Properties Trust, REIT	734,737	15,899,709
Japan Logistics Fund, Inc., REIT	13,452	34,436,530
Kenedix Office Investment Corp., REIT	4,967	37,619,506
LEG Immobilien AG	208,985	23,587,966
Link REIT	5,221,905	53,366,087
LondonMetric Property PLC, REIT	3,301,111	9,930,837
Mapletree Logistics Trust, REIT	27,081,393	33,463,153
Medical Properties Trust, Inc., REIT	990,365	20,559,977
Mirvac Group, REIT	7,529,303	17,162,807
National Storage, REIT	27,553,192	35,969,373
Prologis, Inc., REIT	834,172	76,368,447
Public Storage, Inc., REIT	314,917	66,346,714
Rexford Industrial Realty, Inc., REIT	282,621	13,526,241
Shaftesbury PLC, REIT	2,624,307	30,784,914
Shurgard Self Storage S.A.	849,752	31,502,184
Simon Property Group, Inc., REIT	281,007	42,491,068
STAG Industrial, Inc., REIT	985,197	30,531,255
STORE Capital Corp., REIT	1,127,721	45,909,522
Sun Communities, Inc., REIT	312,355	51,447,992
Unibail-Rodamco-Westfield, REIT	120,578	18,850,110
Unite Group PLC, REIT	746,722	12,081,818
Urban Edge Properties, REIT	1,638,485	33,965,794
VICI Properties, Inc., REIT	1,487,244	36,779,544
W.P. Carey, Inc., REIT	355,376	29,645,466

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Warehouses De Pauw S.C.A.	157,469	$27,861,469
Welltower, Inc., REIT	613,573	51,889,869
		$1,500,419,989
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	109,543	$23,445,488
Telephone Services – 0.5%
Helios Tower PLC (a)	6,018,248	$9,729,625
Total Common Stocks		$1,725,589,970
Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 1.73% (v)	69,409,281	$69,416,221

Other Assets, Less Liabilities – 0.2%		4,228,853
Net Assets – 100.0%		$1,799,235,044
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $69,416,221 and $1,725,589,970, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$895,519,329	$—	$—	$895,519,329
Japan	185,620,734	—	—	185,620,734
Hong Kong	105,183,485	—	—	105,183,485
Australia	100,960,638	—	—	100,960,638
United Kingdom	97,331,366	—	—	97,331,366
Singapore	65,609,362	—	—	65,609,362
Germany	60,079,531	—	—	60,079,531
Belgium	59,363,653	—	—	59,363,653
Canada	37,703,093	—	—	37,703,093
Other Countries	106,913,351	11,305,428	—	118,218,779
Mutual Funds	69,416,221	—	—	69,416,221
Total	$1,783,700,763	$11,305,428	$—	$1,795,006,191
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$39,887,184	$150,518,763	$120,988,796	$(161)	$(769)	$69,416,221
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$223,794	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2019, are as follows:
United States	53.9%
Japan	10.3%
Hong Kong	5.9%
Australia	5.6%
United Kingdom	5.4%
Singapore	3.6%
Germany	3.3%
Belgium	3.3%
Canada	2.1%
Other Countries	6.6%
4